Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class K | BlackRock LifePath ESG Index 2065 Fund | Class K
Prospectus [Line Items]
Annual Return [Percent]	20.98%	15.76%	21.34%	(18.56%)	20.04%